Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	30.20%
CEMEX Latam Holdings, S.A. [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	26.75%	26.72%
CEMEX Holdings Philippines, Inc. [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	45.00%	45.00%